3. Basis of consolidation	12 Months Ended
Dec. 31, 2017
Basis Of Consolidation
Basis of consolidation
3.1.	Interest in subsidiaries and associates:

	Direct and indirect equity interests - % (rounded)
	2017	2016
Companies
Subsidiaries
Novasoc Comercial Ltda. (“Novasoc”) (****)	100	10
Sendas Distribuidora S.A. (“Sendas”)	100	100
Bellamar Empreend. e Participações Ltda. (“Bellamar”)	100	100
GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)	100	100
CBD Holland B.V. (“CBD Holland”)	100	100
GPA 2 Empreed. e Participações Ltda. (“GPA 2”)	100	100
GPA Logística e Transporte Ltda. (“GPA Logística”)	100	100
Via Varejo S.A. (“Via Varejo”) (*)	43	43
Via Varejo Luxembourg Holding S.à.r.l. (“VVLuxco”) (*)	43	43
Via Varejo Netherlands Holding B.V. (“VVDutchco”) (*)	43	43
Indústria de Móveis Bartira Ltda. (“Bartira”) (*)	43	43
VVLOG Logística Ltda. (PontoCred Negócio de Varejo Ltda.) (“VVLOG Logística”) (*)	43	43
Globex Adm. e Serviços Ltda. (“Globex Adm”) (*)	43	43
Lake Niassa Empreend. e Participações Ltda. (“Lake Niassa”) (*)	43	43
Globex Adm. Consórcio Ltda. (“Globex Adm. Consórcio”) (*)	43	43
Cnova Comércio Eletrônico S.A. (”Cnova Brasil”) (*)	43	43
E-Hub Consult. Particip. e Com. S.A. (“E – Hub”) (*)	43	43
Nova Experiência PontoCom S.A. (“Nova Experiência”) (*)	43	43
Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)	100	100
Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)	100	100
Associates
Cnova N.V (“Cnova Holanda”) (**)	34	34
Cdiscount Group S.A.S. (“CDiscount”) (**)	34	34
Cnova Finança B.V. (“Cnova Finança”) (**)	34	34
Cdiscount Afrique SAS (“Cdiscount Afrique”) (**)	34	34
Cdiscount International BV The Netherlands (“Cdiscount Internacional”) (**)	34	34
Cnova France SAS (“Cnova France”) (**)	34	34
Cdiscount S.A. (“Cdiscount”) (**)	34	34
3W SAS (“3W”) (**) (***)	-	34
CD Africa SAS (“CD Africa”) (**) (***)	-	29
Cdiscount Côte d'Ivoire SAS Ivory Coast (“Cdiscount Côte”) (**)	34	29
Cdiscount Sénégal SAS (“Cdiscount Sénégal”) (**)	34	29
Cdiscount Cameroun SAS (“Cdiscount Cameroun”) (**)	34	29
CLatam AS Uruguay (“CLatam”) (**)	24	24
Cdiscount Panama S.A. (“Cdiscount Panama”) (**)	24	24
Cdiscount Uruguay S.A. (“Cdiscount Uruguay”) (**)	24	24
Ecdiscoc Comercializadora S.A.(Cdiscount Ecuador) (“Ecdiscoc Comercializadora”) (**)	24	24
Cnova Pay (“Cnova Pay”)	34	-
BeezUP SAS (“BeezUp”)	20	-
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento (“FIC”)	42	42
Banco Investcred Unibanco S.A. (“BINV”)	22	22
FIC Promotora de Vendas Ltda. (“FIC Promotora”)	42	42

(*) Companies which balance are classified in “Held for sale and discontinued operations” (see note n°32).

(**) Companies that are no longer consolidated since October 2016 (see note n°32)

(***) Companies merged in 2017.

(****) In 2017 the former quota holders of Novasoc transferred their quotas to CBD.

3.2.	Subsidiaries

The Company consolidates all of its subsidiaries and reports non-controlling interests in a separate line in shareholders’ equity.

The consolidated financial statements include the financial information of all subsidiaries over which the Company exercises control directly or indirectly. The determination if a subsidiary is controlled by the Company and the basis of consolidation are in accordance with the requirements of IFRS 10 - Consolidated Financial Statements.

Entities in which, the Company owns less than 50% of interest, but it excercises control pursuant to its voting rights or shareholders’ agreement, are consolidated by the Company.

The financial statements of the subsidiaries are prepared on the same closing date of the reporting period as those of the Company, using consistent accounting policies. All intercompany balances and transactions are eliminated upon consolidation.

Gains or losses resulting from changes in equity interest in subsidiaries, not resulting in loss of control are directly recorded in equity.

Losses are attributed to the non-controlling interest, even if it results in a deficit balance.

3.3.	Associates

Investments in associates are accounted for under the equity method as the Company exercises significant influence, but not control, since (a) it is a part of the shareholders’ agreement, appointing certain officers and having vote rights in certain relevant decisions, and (b) it has power to participate in the operational and financial decisions. The associates at December 31, 2017 are: i) BINV (not operating) and FIC that are managed by Banco Itaú Unibanco S.A (“Itaú Unibanco”) and ii) Cnova N.V. which holds mainly the investment on e-commerce company denominated Cdiscount located abroad.

The summarized financial information of associates is as follows:

	FIC
	2017	2016

Current assets	4,621	4,060
Noncurrent assets	69	43
Total assets	4,690	4,103

Current liabilities	4,026	3,050
Noncurrent liabilities	11	15
Shareholders’ equity	653	1,038
Total liabilities and shareholders’ equity (*)	4,690	4,103

Statement of operations:	2017	2016	2015
Revenues	988	1,118	1,118
Operating income	321	386	370
Net income for the year	184	236	226

(*) For the purposes of measurement of the investment in this associate, the special goodwill reserve recorded by FIC shall be deducted from its shareholders’ equity, since it is Itaú Unibanco’s exclusive right.

	Cnova N.V. consolidated
	2017	2016

Current assets	2,836	1,457
Noncurrent assets	796	501
Total assets	3,632	1,958

Current liabilities	3,941	1,948
Noncurrent liabilities	174	70
Shareholders’ equity	(483)	(60)
Total liabilities and shareholders’ equity	3,632	1,958

Statement of operations:	2017	2016	2015
Revenues	7,651	7,187	6,599
Operating loss	(72)	(146)	(331)
Loss for the year	(367)	(224)	(319)